Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2018
Financial Assets And Financial Liabilities
Financial assets and financial liabilities

32.       Financial assets and financial liabilities

(a)       Financial asset –

	2018	2017
	S/(000)	S/(000)

Derivative financial instruments
Cash flow hedge (cross currency swaps)	9,474	489
Trading of cash flow (cross currency swaps)	2,794	—
Total derivative financial instruments	12,268	489

Financial instruments designated at fair value through other comprehensive income
Equity shares	26,883	—
Total, note 9(b)	26,883	—

Total financial instruments at fair value	39,151	489

Total current	—	—
Total non-current	39,151	489

	39,151	489

Except cash flow hedge and financial instruments designated at fair value through OCI, all financial assets which included cash and cash equivalents and trade and other receivables are classified in the category of loans and receivable, which are non-derivative financial assets carried at amortized cost, held to maturity, which generate a fixed or variable interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.

Financial liabilities -

All financial liabilities of the Group include trade and other payables and financial liabilities which are classified as loans and borrowings and are carried at amortized cost.

(b)       Derivatives assets of hedging and trading -

Derivatives assets of hedging -

Foreign currency risk -

As of December 31, 2018, the Company has cross currency swaps agreements for an amount of US$150,000,000. Of this total, US$131,612,000 as of December 31, 2018 (US$300,000,000 as of December 31, 2017) have been designated as hedging instruments for Senior notes that are denominated in U.S. dollars, with the intention of reducing the foreign exchange risk.

The cross currency swap contracts balances vary with the level of expected forward exchange rates.

	2018		2017
	Assets	Liabilities	Assets	Liabilities
	S/(000)	S/(000)	S/(000)	S/(000)

Cross currency swap contracts designated as hedging instruments
Fair value	9,474	—	489	—

	9,474	—	489	—

The terms of the cross currency swaps contracts match the terms of the related Senior Notes.

The cash flow hedge of the expected future payments was assessed to be highly effective and an unrealized loss of S/201,000 was included in OCI as of December 31, 2018 (unrealized loss of S/38,230,000 as of December 31, 2017). The amounts retained in OCI as of December 31, 2018 are expected to mature and affect the consolidated statement of profit or loss in each of the future years until 2023.

Cross currency swaps that do not have an underlying relationship amounts to US$18,388,000 and have been designated as trading. The effect on profit or loss of the change on their fair value amounts to S/1,324,000. The Company acquired a derivative trading instrument for a nominal amount of US$70,000,000 that was liquidated in January 2019 for a value of S/1,470,000.

	2018		2017
	Activos	Pasivos	Activos	Pasivos
	S/(000)	S/(000)	S/(000)	S/(000)
“Cross currency swaps” designated as trading instruments
Fair value	2,794	—	—	—

	2,794	—	—	—

(c)       Fair values -

Set out below, is a comparison by class of the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements:

	Carrying amount		Fair value
	2018	2017	2018	2017
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	49,067	49,216	49,067	49,216
Trade and other receivables	104,256	115,725	104,256	115,725
Derivatives financial instruments – Cross currency swaps	12,268	489	12,268	489
Financial instruments designated at fair value through other comprehensive income	26,883	—	26,883	—

Total financial assets	192,474	165,430	192,474	165,430

Financial liabilities
Trade and other payables	151,320	177,995	151,320	177,995
Financial obligations:
Senior Notes	441,786	965,290	442,142	1,005,324
Promissory note	641,591	—	643,308	—

Total financial liabilities	1,234,697	1,143,285	1,236,770	1,183,319

On January 1, 2018, the Group adopted IFRS 9, as a result, recorded an impact on the measurement of financial instruments designated at fair value through other comprehensive income, which as of December 31, 2017 were maintained at cost for S/21,206,000, and that as of December 31, 2018 is measured at fair value for S/26,883,000.

Management assessed that cash and term deposits, trade and other receivables and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate the fair values:

-	The fair value of cross currency swaps is measured by using valuation techniques where inputs are based on market data. The most frequently applied valuation techniques include swap valuation models, using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange, forward rates and interest rate curves.

A credit valuation adjustment (CVA) is applied to the “Over-The-Counter” derivative exposures to take into account the counterparty’s risk of default when measuring the fair value of the derivative. CVA is the mark-to market cost of protection required to hedge credit risk from counterparties in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), the loss given default (LGD) and the expected exposure (EE) at the time of default.

A debit valuation adjustment (DVA) is applied to incorporate the Group’s own credit risk in the fair value of derivatives (that is the risk that the Group might default on its contractual obligations), using the same methodology as for CVA.

-	The fair value of the quoted senior notes is based on price quotations at the reporting date.

-	The fair value of the promissory note as of December 31, 2018 amounts to S/643,308,000 and is calculated using the results of cash flow discounted at the indebtedness rates of 5.53% and 3.65% in soles and dollars, respectively.

-	Fair value of financial instruments designated at fair value through other comprehensive income is derived from a valuation methodology based on a discounted cash flow (DCF) model.

(d)       Fair value measurement -

All financial instruments for which fair value is recognized or disclosed are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole, as follows:

Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The following table provides the fair value measurement hierarchy of the Group´s assets and liabilities.

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2018 –

	Fair value measurement using
	Total	Level 1	Level 2	Level 3
	S/(000)	S/(000)	S/(000)	S/(000)

Assets measured at amortized cost
Trade and other receivables	104,256	104,256	—	—
Assets measured at fair value:
Cash and cash equivalents	49,067	49,067	—	—
Financial instruments designated at fair value through other comprehensive income:
Equity shares	26,883	—	—	26,883
Derivative financial assets:
Cross currency swaps	12,268	—	12,268	—

Total financial assets	192,474	153,323	12,268	26,883
Liabilities for which fair values are disclosed:
Trade and other payables	151,320	151,320	—	—
Senior Notes	442,142	442,142	—	—
Promissory notes	643,308	—	643,308	—

Total financial liabilities	1,236,770	593,462	643,308	—

There have been no transfers between levels during the period ending December 31, 2018.

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2017

	Fair value measurement using
	Total	Level 1	Level 2	Level 3
	S/(000)	S/(000)	S/(000)	S/(000)

Assets measured at amortized cost
Trade and other receivables	115,725	115,725
Assets measured at fair value:
Cash and cash equivalents	49,216	49,216
Derivative financial assets:
Cross currency swaps	489	—	489	—

Total financial assets	165,430	164,941	489	—
Liabilities for which fair values are disclosed:
Trade and other payables	177,995	177,995	—	—
Senior Notes	1,005,324	1,005,324	—	—

Total financial liabilities	1,183,319	1,183,319	—	—

There have been no transfers between levels during the period ending December 31, 2017.